Document and Entity Information	May 22, 2020
Cover [Abstract]
Entity Registrant Name	FERRO CORP
Amendment Flag	false
Entity Central Index Key	0000035214
Document Type	8-K
Document Period End Date	May 22, 2020
Entity Incorporation, State or Country Code	OH
Entity File Number	1-584
Entity Tax Identification Number	34-0217820
Entity Address, Address Line One	6060 Parkland Boulevard
Entity Address, City or Town	Mayfield Heights
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44124
City Area Code	216
Local Phone Number	875-5600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $1.00
Trading Symbol	FOE
Security Exchange Name	NYSE